                                                            Growth and  [LOGO]
                                                                Income
                                                                 Trust



                              [PHOTOS APPEAR HERE]

                       The Intelligent Creation of Wealth









                               Semiannual Report
                     (Unaudited) and Investment Performance
                     Review for the Six-Month Period Ended
                                 March 31, 2002



                         [HERITAGE FAMILY OF FUNDS LOGO]

                                                                 April 26, 2002


Dear Valued Shareholders,

I am pleased to provide you with the semiannual report for the Heritage Growth and Income Trust (the "Fund") for the six-month period ended March 31, 2002. For this period, the Fund's Class A shares returned 5.29%*.

In the letter that follows, portfolio manager Bill Fries comments in further detail on the performance of your Fund. In particular, he explains why the Fund added to its position in AOL Time Warner which declined in price during the first calendar quarter. He also discusses the value proposition for adding to his positions in Microsoft and Intel.

On behalf of Heritage, I thank you for your continuing support of the Heritage Growth and Income Trust. Please call your financial advisor or Heritage at
(800) 421-4184 if you have any questions.

                                          Sincerely,


                                          /s/ Richard K. Riess
                                          Richard K. Riess
                                          President


--------
* These returns are calculated without the imposition of front-end or contingent deferred sales charges. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance does not guarantee future results.

                                                                 April 16, 2002

Dear Valued Shareholders:

The total returns of the Heritage Growth and Income Trust Class A, B and C shares, for the quarter ended and six months ended March 31, 2002 are shown in the table below. The returns are for investors who held shares for the entire periods shown with the assumption that all dividends were reinvested in additional shares.

                                              Quarter  Six months
                                               ended     ended
                                             March 31, March 31,
                                               2002*     2002*
                                             --------- ----------
               Heritage Growth and Income--A  -3.10%      5.29%
               Heritage Growth and Income--B  -3.32%      4.84%
               Heritage Growth and Income--C  -3.32%      4.94%
               S&P 500 Index                   0.27%     10.99%

The resilience of our economy is reflected in the performance numbers above. With the adversity of financial and accounting scandals and hard times in the technology arena, one might have expected more financial pain in the security markets. Since 9/11 there has been every reason to expect the economy to contract. Yet for the most part, supported by consumers such as you and I, economic activity has slowed very modestly and now appears to have stabilized. The sharp recovery of cyclical sectors such as financial services, some technology issues and industrial companies, has been satisfying. Bank of New York, E*Trade, MBNA, and U.S. Bancorp were all top performers for the Fund over the last six months. Siebel, the dominant provider of Customer Relationship Management (CRM) software, was a big contributor to performance in the fourth calendar quarter of 2001. After trading off almost 35% from 9/11, and about 90% from its 2000 highs, hopes of an early economic recovery drove this stock up dramatically. Although Siebel should gain its fair share of an eventual increase in capital expenditure budgets, we believed the valuation reflected this expectation and liquidated our position. Defense contractor Lockheed Martin has also been a particularly strong performer. Lockheed entered the portfolio the week after 9/11. This was a case where doing the obvious proved the right thing to do.

Despite the remarkable performance of the markets, given the circumstances of the overall economy, there are industry sectors that have been undergoing considerable stress; telecommunications, media and merchant energy, for example. We have, or have had, exposure to these sectors and the poor performance of a few holdings in our concentrated portfolio has had an exaggerated impact on overall performance of the Fund. This is the major reason the portfolio did not have positive performance in the first calendar quarter of 2002. The offending stocks we still hold include Sprint PCS (convertible preferred units) and AOL Time Warner. The businesses of both these companies are aligned with contemporary life styles. In the case of Sprint, a high debt level (manageable in our judgment) overhangs the stock. Both businesses have been adversely impacted by current economic conditions. Both have easily identifiable disappointments, most important of which is subscription revenue not growing as fast as expected. Nonetheless, the subscription based monthly revenue generation that these two companies enjoy is an attractive business model and valuable asset. Currently, investors are becoming more skeptical about the ability to grow subscriptions profitably so the stock valuations have dropped well below historic norms. We judge this as a temporary condition, and therefore added to the stocks as they have declined.

Reflecting the turmoil and investment disappointments of the past couple of years, differentiation among stocks for business understandability, balance sheet strength, and conservative accounting have gained traction. As we screen the universe of stocks for possible investments it is apparent that investors are willing to pay up for these attributes. Steady but slow revenue and earnings growth has gained new respect as well. This, combined with positioning for the coming economic expansion, has given the overall market a measure of stability even as a number of leading companies reach new price lows. The risk is that the recovery does not resume as expected.

--------
* These returns are calculated without the imposition of front-end or contingent deferred sales charges. Performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Past performance does not guarantee future results.

Among other portfolio changes during the quarter were increases in leading technology companies, Intel and Microsoft. The franchise value in these two industry leaders remains unassailable. Issues related to monopoly power and the PC cycle are concerns, but from a competitive business fundamentals point of view, we believe these companies are among the best positioned on the planet. Innovation remains the strong suit of both companies and there seems plenty of opportunity ahead, despite the seeming maturity of the computer business. These are cases where the value proposition is simply not captured in the price/earnings multiple based on next years earnings. Selling activity during the quarter reflected both stocks attaining target prices as well as stocks with disappointing business developments. The impact of new holdings, market value changes and other portfolio activity is reflected in the sector weightings shown in the table below comparing the top five sectors as of March 31, 2002 with September 30, 2001.

                                     March 31, September 30,
                                       2002        2001
                                     --------- -------------
                   Financials          26.0%       28.0%
                   Healthcare          12.1%       15.0%
                   Technology          14.5%       10.2%
                   Energy               9.5%        9.8%
                   Consumer Cyclical    9.5%        6.3%

The U.S. military success in Afghanistan has likely reduced the probabilities of another terrorist-related event risk on stock prices. Nonetheless, turmoil in the Middle East continues and an invasion of Iraq is discussed openly by the Bush administration. Only peaceful resolutions in this area are positive for stock prices in the short run. Our cautious optimism is reflected in our current portfolio.

Thank you for investing with us in the Heritage Growth and Income Trust.

                                          Respectfully,




                                          /s/ William V. Fries
                                          William V. Fries, CFA
                                          Managing Director
                                          Thornburg Investment Management, Inc.
                                          Portfolio Manager, Growth and Income
                                            Trust

--------------------------------------------------------------------------------
                       Heritage Growth and Income Trust
                             Investment Portfolio
                                March 31, 2002
                                  (unaudited)
--------------------------------------------------------------------------------

                                                         Market
            Shares                                       Value
            -------                                    -----------
            Common Stocks--93.7% (a)
            ------------------------
            Aerospace/Defense--2.5%
            -----------------------
             25,900  Lockheed Martin Corporation...... $ 1,491,322
                                                       -----------
            Applications Software--4.1%
            ---------------------------
             41,000  Microsoft Corporation*...........   2,472,710
                                                       -----------
            Banks--8.5%
            -----------
             44,500  Bank of New York Company, Inc....   1,869,890
             86,900  U.S. Bancorp.....................   1,961,333
             22,100  Zions Bancorporation.............   1,309,867
                                                       -----------
                                                         5,141,090
                                                       -----------
            Biotechnology--2.0%
            -------------------
             28,100  Genzyme Corporation, General
                      Division*.......................   1,227,127
                                                       -----------
            Broadcasting--4.7%
            ------------------
             47,700  Comcast Corporation, Class "A"...   1,516,860
             55,600  Fox Entertainment Group, Inc.*...   1,314,940
                                                       -----------
                                                         2,831,800
            Commercial Services--3.8%
            -------------------------
             61,400  Caremark Rx, Inc.*...............   1,197,300
             38,000  Convergys Corporation*...........   1,123,660
                                                       -----------
                                                         2,320,960
            Computer Services--4.4%
            -----------------------
             23,000  Affiliated Computer Services Inc*   1,290,990
             27,100  DST Systems Inc.*................   1,349,580
                                                       -----------
                                                         2,640,570
                                                       -----------
            Electric Utilities--5.3%
            ------------------------
             79,100  Southern Company.................   2,095,359
             40,000  Teco Energy, Inc.................   1,145,200
                                                       -----------
                                                         3,240,559
                                                       -----------
            Electronics--1.5%
            -----------------
             50,800  Flextronics International Ltd.*..     927,100
                                                       -----------
            Financial Services--9.9%
            ------------------------
            156,400  E*TRADE Group, Inc.*.............   1,473,288
             16,000  Goldman Sachs Group, Inc.........   1,444,000
             44,400  MBNA Corporation.................   1,712,508
             24,200  Merrill Lynch & Company, Inc.....   1,340,196
                                                       -----------
                                                         5,969,992
                                                       -----------
            Food--4.7%
            ----------
             23,600  General Mills Inc................   1,152,860
             44,000  Kraft Foods, Inc.................   1,700,600
                                                       -----------
                                                         2,853,460
                                                       -----------

                                                           Market
            Shares                                         Value
            -------                                      ----------
            Common Stocks (continued)
            -------------------------
            Healthcare Services--2.5%
            -------------------------
             73,600  Health Management Associates, Inc.,
                      Class "A"*........................  1,525,728
                                                         ----------
            Insurance--1.9%
            ---------------
             37,600  Prudential Financial Inc.*.........  1,167,480
                                                         ----------
            Logic Semiconductors--3.2%
            --------------------------
             63,600  Intel Corporation..................  1,934,076
                                                         ----------
            Multimedia--2.3%
            ----------------
             58,300  AOL Time Warner Inc.*..............  1,378,795
                                                         ----------
            Oil & Gas--6.0%
            ---------------
             33,000  BP Amoco PLC, Sponsored ADR........  1,752,300
             48,800  Unocal Corporation.................  1,900,760
                                                         ----------
                                                          3,653,060
                                                         ----------
            Pharmaceuticals--5.6%
            ---------------------
             38,300  Pfizer, Inc........................  1,522,042
             28,200  Wyeth..............................  1,851,330
                                                         ----------
                                                          3,373,372
                                                         ----------
            REITs--7.7%
            -----------
             40,400  Boston Properties Inc..............  1,593,780
             47,000  Equity Office Properties Trust.....  1,409,530
             48,000  Mack-Cali Realty Corporation.......  1,664,640
                                                         ----------
                                                          4,667,950
                                                         ----------
            Retail--4.7%
            ------------
             37,000  Lowe's Companies Inc...............  1,609,130
             63,600  Staples Inc.*......................  1,270,092
                                                         ----------
                                                          2,879,222
                                                         ----------
            Savings & Loans--2.8%
            ---------------------
             52,000  Washington Mutual, Inc.............  1,722,760
                                                         ----------
            Telecommunications--5.6%
            ------------------------
            118,900  Nortel Networks Corporation........    533,861
             80,000  Sprint Corporation
                      (FON Group)--Units................  1,116,000
             37,600  Verizon Communications Inc.........  1,716,440
                                                         ----------
                                                          3,366,301
                                                         ----------
            Total Common Stocks (cost $55,757,720)       56,785,434
                                                         ----------

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                       Heritage Growth and Income Trust
                             Investment Portfolio
                                March 31, 2002
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------

                                                                    Market
                  Shares                                            Value
                  ------                                          -----------
                  Convertible Preferred Stocks--1.8% (a)
                  --------------------------------------
                  Food--1.8%
                  ----------
                   21,000...........  Suiza Capital Trust II..... $ 1,089,375
                                                                  -----------
                  Total Convertible Preferred Stocks
                   (cost $874,083)...............................   1,089,375
                                                                  -----------
                  Total Investment Portfolio excluding repurchase
                   agreement (cost $56,631,803)..................  57,874,809
                                                                  -----------

                               Repurchase Agreement--6.1% (a)
                               ------------------------------
                               Repurchase Agreement with State Street Bank and
                               Trust Company, dated March 28, 2002 @ 1.70%
                               to be repurchased at $3,673,694 on April 1, 2002,
                               collateralized by $2,480,000 United States
                               Treasury Bonds, 13.25% due May 15, 2014,
                               (market value $3,745,404 including interest) (cost
                               $3,673,000).......................................   3,673,000

                                                                                  -----------
                               Total Investment Portfolio
                                 (cost $60,304,803) (b), 101.6% (a)..............  61,547,809
                               Other Assets and Liabilities, net, (1.6%) (a).....    (974,158)

                                                                                  -----------
                               Net Assets, 100.0%................................ $60,573,651

                                                                                  ===========

--------
 * Non-income producing security.
(a)Percentages indicated are based on net assets.
(b)The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized appreciation of $1,243,006 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $4,473,748 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $3,230,742.

ADR American Depository Receipt.

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                       Heritage Growth and Income Trust
                      Statement of Assets and Liabilities
                                March 31, 2002
                                  (unaudited)
--------------------------------------------------------------------------------

Assets
Investments, at market value (identified cost $56,631,803) (Note 1).............................            $57,874,809
Repurchase agreement (identified cost $3,673,000) (Note 1)......................................              3,673,000
Cash............................................................................................                    224
Receivables:
  Investments sold..............................................................................                 84,758
  Fund shares sold..............................................................................                478,110
  Dividends and interest........................................................................                 91,844
Deferred state qualification expenses (Note 1)..................................................                 15,227
                                                                                                            -----------
    Total assets................................................................................             62,217,972

Liabilities
Payables (Note 4):
  Investments purchased......................................................................... $1,203,102
  Fund shares redeemed..........................................................................    318,971
Accrued management fee..........................................................................     41,859
Accrued distribution fee........................................................................     26,557
Accrued shareholder servicing fee...............................................................     13,500
Accrued fund accounting fee.....................................................................     13,440
Other accrued expenses..........................................................................     26,892
                                                                                                 ----------
    Total liabilities...........................................................................              1,644,321
                                                                                                            -----------
Net assets, at market value.....................................................................            $60,573,651
                                                                                                            ===========

Net Assets
Net assets consist of (Notes 1 and 5):
  Paid-in capital...............................................................................            $59,623,217
  Undistributed net investment income...........................................................                 63,758
  Accumulated net realized loss.................................................................               (356,330)
  Net unrealized appreciation on investments....................................................              1,243,006
                                                                                                            -----------
Net assets, at market value.....................................................................            $60,573,651
                                                                                                            ===========

Class A Shares
Net asset value and redemption price per share ($38,223,349 divided by 3,219,335 shares of
 beneficial interest outstanding, no par value) (Notes 1 and 2).................................            $     11.87
                                                                                                            ===========
Maximum offering price per share (100/95.25 of $11.87)..........................................            $     12.46
                                                                                                            ===========

Class B Shares
Net asset value, offering price and redemption price per share ($5,051,552 divided by 433,592
 shares of beneficial interest outstanding, no par value) (Notes 1 and 2).......................            $     11.65
                                                                                                            ===========

Class C Shares
Net asset value, offering price and redemption price per share ($17,298,750 divided by 1,484,901
 shares of beneficial interest outstanding, no par value) (Notes 1 and 2).......................            $     11.65
                                                                                                            ===========

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                       Heritage Growth and Income Trust
                            Statement of Operations
                 For the Six-Month Period Ended March 31, 2002
                                  (unaudited)
--------------------------------------------------------------------------------

Investment Income
Income:
  Dividends.................................................          $  616,786
  Interest..................................................              29,830
                                                                      ----------
    Total income............................................             646,616

Expenses (Notes 1 and 4):
  Management fee............................................ $208,124
  Distribution fee (Class A Shares).........................   44,539
  Distribution fee (Class B Shares).........................   22,668
  Distribution fee (Class C Shares).........................   76,675
  Professional fees.........................................   56,020
  Shareholder servicing fees................................   27,052
  Fund accounting fee.......................................   26,239
  Amortization of state qualification expenses..............   21,734
  Reports to shareholders...................................   12,926
  Custodian fee.............................................    9,906
  Trustees' fees and expenses...............................    5,866
  Insurance.................................................    1,666
  Federal registration expenses.............................      788
  Other.....................................................      176
                                                             --------
    Total expenses..........................................             514,379
    Fees waived by Manager (Note 4).........................             (65,249)
                                                                      ----------
    Total expenses after waiver.............................             449,130
                                                                      ----------
Net investment income.......................................             197,486
                                                                      ----------

Realized and Unrealized Gain (Loss) on Investments
Net realized loss from investment transactions..............            (311,009)
Net unrealized appreciation of investments during the period           2,716,677
                                                                      ----------
    Net gain on investments.................................           2,405,668
                                                                      ----------
Net increase in net assets resulting from operations........          $2,603,154
                                                                      ==========

--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                        For the Six-Month
                                                                                          Period Ended         For the
                                                                                         March 31, 2002       Year Ended
                                                                                           (unaudited)    September 30, 2001
                                                                                        ----------------- ------------------
Increase (decrease) in net assets:
Operations:
  Net investment income................................................................    $   197,486       $    497,785
  Net realized gain (loss) from investment transactions................................       (311,009)         7,385,140
  Net realized gains from covered call options.........................................             --            246,224
  Net unrealized appreciation (depreciation) of investments during the period..........      2,716,677        (14,119,931)
                                                                                           -----------       ------------
Net increase (decrease) in net assets resulting from operations........................      2,603,154         (5,990,782)
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.06 and $0.11 per share, respectively)......       (170,000)          (312,675)
  Net investment income Class B Shares, ($0.04 and $0.03 per share, respectively)......        (14,754)           (11,225)
  Net investment income Class C Shares, ($0.04 and $0.03 per share, respectively)......        (50,071)           (32,071)
  Net realized gains Class A Shares, ($2.52 per share).................................             --         (6,482,914)
  Net realized gains Class B Shares, ($2.52 per share).................................             --           (803,525)
  Net realized gains Class C Shares, ($2.52 per share).................................             --         (2,324,683)
                                                                                           -----------       ------------
Net distributions to shareholders......................................................       (234,825)        (9,967,093)
Increase in net assets from Fund share transactions (Note 2)...........................      8,411,957            315,864
                                                                                           -----------       ------------
Increase (decrease) in net assets......................................................     10,780,286        (15,642,011)
Net assets, beginning of period........................................................     49,793,365         65,435,376
                                                                                           -----------       ------------
Net assets, end of period (including undistributed net investment income of $63,758 and
 $101,097, respectively)...............................................................    $60,573,651       $ 49,793,365
                                                                                           ===========       ============

   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                       Heritgage Growth and Income Trust
                             Financial Highlights
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                     Class A Shares *
                                                                   ---------------------------------------------------
                                                                     For the
                                                                    Six-Month
                                                                     Period
                                                                      Ended              For the Years Ended
                                                                    March 31,               September 30,
                                                                      2002     ---------------------------------------
                                                                   (unaudited)   2001    2000    1999    1998    1997
                                                                   ----------- -------  ------  ------  ------  ------
Net asset value, beginning of period..............................   $11.33    $ 15.40  $14.95  $14.99  $16.65  $14.67
                                                                     ------    -------  ------  ------  ------  ------
Income from Investment Operations:
 Net investment income............................................     0.06       0.15    0.19    0.34    0.36    0.40
 Net realized and unrealized gain (loss) on investments...........     0.54      (1.59)   0.51    0.57   (0.37)   3.45
                                                                     ------    -------  ------  ------  ------  ------
 Total from Investment Operations.................................     0.60      (1.44)   0.70    0.91   (0.01)   3.85
                                                                     ------    -------  ------  ------  ------  ------
Less Distributions:
 Dividends from net investment income.............................    (0.06)     (0.11)  (0.25)  (0.33)  (0.32)  (0.38)
 Distributions from net realized gains............................       --      (2.52)     --   (0.62)  (1.33)  (1.49)
                                                                     ------    -------  ------  ------  ------  ------
 Total Distributions..............................................    (0.06)     (2.63)  (0.25)  (0.95)  (1.65)  (1.87)
                                                                     ------    -------  ------  ------  ------  ------
Net asset value, end of period....................................   $11.87    $ 11.33  $15.40  $14.95  $14.99  $16.65
                                                                     ======    =======  ======  ======  ======  ======
Total Return (%) (a)..............................................     5.29(b)  (10.47)   4.74    6.14   (0.34)  29.45
Ratios and Supplemental Data
 Expenses to average daily net assets
   With expenses waived (%).......................................     1.35(c)    1.35    1.33    1.27    1.29    1.34
   Without expenses waived (%)....................................     1.59(c)    1.48    1.33    1.27    1.29    1.34
 Net investment income to average daily net assets (%)............     0.99(c)    1.08    1.27    2.19    2.24    2.65
 Portfolio turnover rate (%)......................................       42        178      58      46      66      75
 Net assets, end of period ($ millions)...........................       38         33      46      60      68      65

                                                                                  Class B Shares *
                                                                   -------------------------------------------
                                                                     For the
                                                                    Six-Month
                                                                     Period
                                                                      Ended            For the Years Ended
                                                                    March 31,             September 30,
                                                                      2002     -------------------------------
                                                                   (unaudited)   2001    2000    1999     1998+
                                                                   ----------- -------  ------  ------  ------
Net asset value, beginning of period..............................   $11.15    $ 15.21  $14.76  $14.82  $15.62
                                                                     ------    -------  ------  ------  ------
Income from Investment Operations:
 Net investment income............................................     0.01       0.04    0.08    0.22    0.19
 Net realized and unrealized gain (loss) on investments...........     0.53      (1.55)   0.50    0.56   (0.88)
                                                                     ------    -------  ------  ------  ------
 Total from Investment Operations.................................     0.54      (1.51)   0.58    0.78   (0.69)
                                                                     ------    -------  ------  ------  ------
Less Distributions:
 Dividends from net investment income.............................    (0.04)     (0.03)  (0.13)  (0.22)  (0.11)
 Distributions from net realized gains............................       --      (2.52)     --   (0.62)     --
                                                                     ------    -------  ------  ------  ------
 Total Distributions..............................................    (0.04)     (2.55)  (0.13)  (0.84)  (0.11)
                                                                     ------    -------  ------  ------  ------
Net asset value, end of period....................................   $11.65    $ 11.15  $15.21  $14.76  $14.82
                                                                     ======    =======  ======  ======  ======
Total Return (%) (a)..............................................     4.84(b)  (11.04)   3.95    5.32   (4.50)(b)
Ratios and Supplemental Data
 Expenses to average daily net assets
   With expenses waived (%).......................................     2.10(c)    2.10    2.08    2.02    2.04(c)
   Without expenses waived (%)....................................     2.34(c)    2.23    2.08    2.02    2.04(c)
 Net investment income to average daily net assets (%)............     0.23(c)    0.30    0.55    1.44    1.75(c)
 Portfolio turnover rate (%)......................................       42        178      58      46      66
 Net assets, end of period ($ millions)...........................        5          4       4       7       6

                                                                                     Class C Shares *
                                                                   ---------------------------------------------------
                                                                     For the
                                                                    Six-Month
                                                                     Period
                                                                      Ended              For the Years Ended
                                                                    March 31,               September 30,
                                                                      2002     ---------------------------------------
                                                                   (unaudited)   2001    2000    1999    1998    1997
                                                                   ----------- -------  ------  ------  ------  ------
Net asset value, beginning of period..............................   $11.14    $ 15.21  $14.76  $14.82  $16.49  $14.57
                                                                     ------    -------  ------  ------  ------  ------
Income from Investment Operations:
 Net investment income............................................     0.01       0.04    0.08    0.22    0.25    0.28
 Net realized and unrealized gain (loss) on investments...........     0.54      (1.56)   0.50    0.56   (0.38)   3.43
                                                                     ------    -------  ------  ------  ------  ------
 Total from Investment Operations.................................     0.55      (1.52)   0.58    0.78   (0.13)   3.71
                                                                     ------    -------  ------  ------  ------  ------
Less Distributions:
 Dividends from net investment income.............................    (0.04)     (0.03)  (0.13)  (0.22)  (0.21)  (0.30)
 Distributions from net realized gains............................       --      (2.52)     --   (0.62)  (1.33)  (1.49)
                                                                     ------    -------  ------  ------  ------  ------
 Total Distributions..............................................    (0.04)     (2.55)  (0.13)  (0.84)  (1.54)  (1.79)
                                                                     ------    -------  ------  ------  ------  ------
Net asset value, end of period....................................   $11.65    $ 11.14  $15.21  $14.76  $14.82  $16.49
                                                                     ======    =======  ======  ======  ======  ======
Total Return (%) (a)..............................................     4.94(b)  (11.12)   3.95    5.32   (1.08)  28.49
Ratios and Supplemental Data
 Expenses to average daily net assets
   With expenses waived (%).......................................     2.10(c)    2.10    2.08    2.02    2.04    2.07
   Without expenses waived (%)....................................     2.34(c)    2.23    2.08    2.02    2.04    2.07
 Net investment income to average daily net assets (%)............     0.21(c)    0.32    0.55    1.44    1.51    1.87
 Portfolio turnover rate (%)......................................       42        178      58      46      66      75
 Net assets, end of period ($ millions)...........................       17         13      16      26      31      21

--------
* Per share amounts have been calculated using the monthly average share method.
+ For the period January 2, 1998 (commencement of Class B Shares) to September 30, 1998.
(a)These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)Not annualized.
(c)Annualized.
   The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                       Heritage Growth and Income Trust
                         Notes to Financial Statements
                                  (unaudited)
--------------------------------------------------------------------------------

Note 1:Significant Accounting Policies. Heritage Growth and Income Trust (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to primarily seek long-term capital appreciation and, secondarily, to seek current income. The Fund currently offers Class A, Class B and Class C Shares. Class A Shares are sold subject to a maximum sales charge of 4.75% of the amount invested payable at the time of purchase. For Class A Share investments greater than $1 million, where a sales charge is waived, those shares may be subject to a maximum contingent deferred sales charge of 1% upon redemptions made in less than 18 months of purchase. Class B Shares, which were offered to shareholders beginning January 2, 1998, are sold subject to a 5% maximum contingent deferred sales charge (based on the lower of purchase price or redemption price), declining over a six-year period. Class C Shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemption made in less than one year of purchase. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange or the Nasdaq Stock Market on which the security is traded. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, securities are valued using such methods as the Board of Trustees believe would reflect fair market value. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

     Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

     Federal Income Taxes: The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

     Distribution of Income and Gains: Distributions of net investment income are made quarterly. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

     State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

     Expenses: The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

     Written Options: When the Fund writes a covered call option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a written option is based on the last offering price on the principal exchange on which such option is traded. The Fund receives a premium on the sale of an option, but gives up the opportunity to profit from any increase in stock value above the exercise price of the option. If an option that a Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. For the six-month period ended March 31, 2002, the Fund did not write any covered call options.

--------------------------------------------------------------------------------
                       Heritage Growth and Income Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------


     Other: For purposes of these financial statements, investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Note 2:Fund Shares. At March 31, 2002, there were an unlimited number of shares of beneficial interest of no par value authorized. Transactions in Class A, B and C Shares of the Fund during the six-month period ended March 31, 2002, were as follows:

                                                              Class A Shares          Class B Shares         Class C Shares
                                                         -----------------------  ---------------------  ----------------------
                                                           Shares      Amount      Shares      Amount      Shares      Amount
                                                         ---------  ------------  --------  -----------  ---------  -----------
     Shares sold........................................   568,089  $  6,702,397   117,294  $ 1,365,543    465,013  $ 5,380,017
     Shares issued on reinvestment of distributions.....    13,381       156,543     1,146       13,221      4,092       47,186
     Shares redeemed....................................  (275,296)   (3,232,924)  (34,712)    (400,911)  (139,759)  (1,619,115)
                                                         ---------  ------------  --------  -----------  ---------  -----------
     Net increase.......................................   306,174  $  3,626,016    83,728  $   977,853    329,346  $ 3,808,088
                                                                    ============            ===========             ===========
     Shares outstanding:
      Beginning of period............................... 2,913,161                 349,864               1,155,555
                                                         ---------                --------               ---------
      End of period..................................... 3,219,335                 433,592               1,484,901
                                                         =========                ========               =========

     Transactions in Class A, B and C Shares of the Fund during the fiscal year ended September 30, 2001, were as follows:

                                                              Class A Shares          Class B Shares         Class C Shares
                                                         -----------------------  ---------------------  ----------------------
                                                           Shares      Amount      Shares      Amount      Shares      Amount
                                                         ---------  ------------  --------  -----------  ---------  -----------
     Shares sold........................................   297,810  $  4,074,259   153,057  $ 2,181,524    319,158  $ 4,178,604
     Shares issued on reinvestment of distributions.....   508,876     6,415,658    60,962      750,251    183,600    2,265,075
     Shares redeemed....................................  (855,753)  (12,321,951) (138,249)  (1,850,411)  (376,399)  (5,377,145)
                                                         ---------  ------------  --------  -----------  ---------  -----------
     Net increase (decrease)............................   (49,067) $ (1,832,034)   75,770  $ 1,081,364    126,359  $ 1,066,534
                                                                    ============            ===========             ===========
     Shares outstanding:
      Beginning of year................................. 2,962,228                 274,094               1,029,196
                                                         ---------                --------               ---------
      End of year....................................... 2,913,161                 349,864               1,155,555
                                                         =========                ========               =========

Note 3:Purchases and Sales of Securities. For the six-month period ended March 31, 2002, purchases and sales of investment securities (excluding repurchase agreements and short-tem obligations) aggregated $30,107,816 and $21,166,914, respectively.

Note 4:Management, Subadvisory, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees Fees. Under the Fund's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager"), the Fund agrees to pay to the Manager a fee equal to an annualized rate of 0.75% of the first $100,000,000 of the Fund's average daily net assets, and 0.60% of any excess over $100,000,000 of such net assets, computed daily and payable monthly. Pursuant to a contractual agreement dated January 2, 2002, the Manager has agreed to waive its fees and, if necessary, reimburse the Fund to the extent that Class A annual operating expenses exceeded 1.35% of the Class A Shares average daily net assets and to the extent that the Class B and Class C annual operating expenses each exceeded 2.10% of these classes' average daily net assets for the fiscal year ended September 30, 2002. Under these agreements, management fees of $65,249 were waived for the six-month period ended March 31, 2002. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the fiscal year ending September 30, 2004, the Fund may be required to pay the Manger a portion or all of the management fees waived. In addition, the Fund may be required to pay the Manager a portion or all of the management fees waived of $79,211 in fiscal 2001 if total Fund expenses fall below the annual expense limitations before the end of the fiscal year ending September 30, 2003.

     The Manager has entered into an agreement with Thornburg Investment Management, Inc. ("Thornburg") to provide to the Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for a fee payable, by the Manager, equal to 37.5% of the average daily net assets on the first $100 million of net assets and 30% thereafter without regard to any reduction due to the imposition of expense limitations. Effective July 2, 2001, the assets of the Fund were allocated to Thornburg. Prior to July 2, 2001, the assets of the Fund were managed by Eagle Asset Management, Inc. ("Eagle"). Eagle will continue to serve as subadviser to the Fund, although there are no assets currently allocated to them. For the six-month period ended March 31, 2002, Thornburg earned $104,062 in subadviser fees which was paid by the Manager.

--------------------------------------------------------------------------------
                       Heritage Growth and Income Trust
                         Notes to Financial Statements
                                  (unaudited)
                                  (continued)
--------------------------------------------------------------------------------


     The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $27,052 for Shareholder Servicing fees and $26,239 for Fund Accounting services for the six-month period ended March 31, 2002.

     Raymond James & Associates, Inc. (the "Distributor") has advised the Fund that it received $69,954 in front-end sales charges and $12 in contingent deferred sales charges for Class A Shares, $5,284 in contingent deferred sales charges for Class B Shares and $984 in contingent deferred sales charges for Class C Shares for the six-month period ended March 31, 2002. From these fees, the Distributor paid commissions to salespersons and incurred other distribution costs. Agency brokerage commissions for the same period aggregated $66,752 of which $775 was paid to the Distributor.

     Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee equal to .25% of the average daily net assets for Class A Shares. The Class B and Class C Share Distribution Plans provide for payments at an annual rate of up to 1.00% of the average daily net assets. Such fees are accrued daily and payable monthly. Class B Shares will convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc.

     Trustees of the Fund also serve as Trustees for Heritage Cash Trust, Heritage Capital Appreciation Trust, Heritage Income Trust, and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the "Heritage Mutual Funds"). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Each portfolio in the Heritage Mutual Funds shares trustees' fees and expenses equally. For the six-month period ended March 31, 2002, the Fund paid the Trustees an aggregate amount of $5,596 in fees.

Note 5:Federal Income Taxes. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Reclassifications between paid in capital, undistributed net investment income and accumulated net realized loss accounts are made to reflect income and gains available for distribution under federal tax regulations. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended September 30, 2001, to reflect reclassifications arising from permanent book/tax differences primarily attributable to distribution reclassifications, the Fund charged undistributed net investment income and credited accumulated net realized loss $40,717.

Heritage Family of Funds/TM/
The Intelligent Creation of Wealth



Heritage Money Market Funds                    Heritage Equity Funds
Cash Trust Money Market                        Aggressive Growth
Cash Trust Municipal Money Market              Capital Appreciation
                                               Eagle International
Heritage Bond Funds                            Growth and Income
High Yield                                     Growth Equity
Intermediate Government                        Mid Cap
                                               Small Cap
                                               Technology
                                               Value Equity



                       [LOGO OF HERITAGE FAMILY OF FUNDS]

                  Raymond James & Associates, Inc., Distributor
                      Member New York Stock Exchange/SIPC
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                        (727) 573-8143 [_] (800) 421-4184
                             www.heritagefunds.com

            Not FDIC Insured [_] May Lose Value [_] No Bank Guarantee

We are pleased that many of you are also investors in these funds. For more complete information, including fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at 800-421-4184 for a prospectus. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of Heritage Growth and Income Trust. It may also be used as sales literature when preceded or accompanied by a prospectus.

5M AR5314 SIG 03/02 Copyright 2002 Heritage Asset Management, Inc.